UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Jana L. Cresswell, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

SMA Relationship Trust - Series M SRTMX

Semi-Annual Shareholder Report

June 30, 2024

SMA Relationship Trust - Series M

SRTMX

Fund Overview

This semi-annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS AM for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$411,437,632
# of Portfolio Holdings	122
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

Total return consisting of capital appreciation and current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Permanent University Fund-University of Texas System , 5.000%, due 07/01/37	7.0%
State of Washington , 5.000%, due 02/01/36	5.1
State of Illinois , 5.000%, due 11/01/27	4.9
Harris County Health Facilities Development Corp. , 4.750%, due 12/01/41	4.8
City of New York , 5.500%, due 05/01/46	4.5

SMA Relationship Trust - Series M

Series M

Top 5 States (%)

Value	Value
New York	22.0%
Texas	21.5%
Washington	9.5%
Illinois	6.4%
California	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

SMA Relationship Trust - Series M

S1786

Series M

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

SMA Relationship Trust

Semiannual Financial Statements | June 30, 2024

Includes:

• Series M

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—98.5%
Alabama—2.3%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds, Series A, 5.000%, due 07/01/38	$3,810,000	$4,181,284
Series A, 5.250%, due 07/01/47	5,000,000	5,398,609
		9,579,893
Arizona—2.5%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C-RMK, 4.700%, due 01/01/46[1]	1,765,000	1,765,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 4.550%, due 11/15/52[1]	970,000	970,000
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/45	2,000,000	2,136,980
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000%, due 01/01/47	5,000,000	5,429,826
		10,301,806
California—5.6%
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds, Series A, 5.000%, due 05/15/40	2,005,000	2,184,789
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds, (ST APPROP), Series A, 5.000%, due 06/01/32[2]	2,200,000	2,237,796
Series A, 5.000%, due 06/01/33[2]	1,200,000	1,220,616
Los Angeles Department of Water & Power System, Revenue Bonds, Series A-2, 4.700%, due 07/01/51[1]	10,500,000	10,500,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A, 5.000%, due 10/01/46	1,245,000	1,361,240
State of California, GO Bonds, 5.000%, due 12/01/43	5,000,000	5,440,863
		22,945,304
	Face amount	Value
Municipal bonds—(continued)
Connecticut—1.1%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds, Series V-1, 4.750%, due 07/01/36[1]	$1,925,000	$1,925,000
State of Connecticut, Refunding, GO Bonds, Series B, 5.000%, due 05/15/26	2,700,000	2,789,084
		4,714,084
Delaware—2.6%
State of Delaware, GO Bonds, Series A, 5.000%, due 05/01/40	9,500,000	10,912,541
District of Columbia—1.7%
District of Columbia Income Tax Revenue, Refunding, Revenue Bonds, Series C, 5.000%, due 10/01/27	1,765,000	1,868,152
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds, Series A, 5.000%, due 07/15/45	5,000,000	5,299,157
		7,167,309
Florida—3.1%
Martin County Health Facilities Authority, Martin Memorial Medical Center Obligated Group, Revenue Bonds, 5.000%, due 11/15/45[2]	950,000	954,187
Miami-Dade County Transit System, Revenue Bonds, Series A, 5.000%, due 07/01/43	2,000,000	2,135,863
Orlando Utilities Commission, Revenue Bonds, Series A, 5.000%, due 10/01/48	3,000,000	3,234,810
School Board of Miami-Dade County, Refunding, COP, Series B, 5.000%, due 05/01/26	1,900,000	1,923,324
School District of Broward County, Refunding, COP, Series A, 5.000%, due 07/01/28	2,250,000	2,308,691
Series B, 5.000%, due 07/01/30	2,000,000	2,021,183
		12,578,058
Illinois—6.4%
Illinois Finance Authority, OSF Healthcare System Obligated Group, Refunding, Revenue Bonds, Series B, 4.700%, due 11/15/37[1]	685,000	685,000

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 12/01/32	$2,175,000	$2,214,488
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.000%, due 01/01/46	1,000,000	1,074,734
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue bonds, Series A, 5.000%, due 10/15/48	1,000,000	1,071,029
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds, Series C, 5.000%, due 12/01/26	1,300,000	1,352,207
State of Illinois, GO Bonds, Series A, 5.000%, due 12/01/27	1,215,000	1,272,384
Series A, 5.000%, due 03/01/31	2,870,000	3,118,041
Series B, 5.000%, due 05/01/33	3,600,000	3,949,831
Series D, 5.000%, due 11/01/27	5,450,000	5,700,265
State of Illinois, Refunding, GO Bonds, Series C, 4.000%, due 03/01/31	3,500,000	3,544,284
Series D, 5.000%, due 07/01/33	2,000,000	2,191,954
		26,174,217
Maine—1.0%
Maine Municipal Bond Bank, Revenue Bonds, Series A, 5.000%, due 11/01/40	3,560,000	4,064,966
Massachusetts—4.6%
City of Quincy, GO Notes, 5.000%, due 07/05/24	3,000,000	3,000,413
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds, Series D, 5.000%, due 07/01/45	2,005,000	2,140,138
Commonwealth of Massachusetts, GO Bonds, Series A, 5.000%, due 01/01/40	2,700,000	2,817,741
Commonwealth of Massachusetts, Refunding, GO Bonds, Series A, 5.000%, due 07/01/30	2,260,000	2,331,398
Series E, 5.000%, due 11/01/27	4,505,000	4,781,399
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, 4.000%, due 05/01/25	1,730,000	1,737,394
4.000%, due 05/01/25	145,000	145,801
	Face amount	Value
Municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Water Resources Authority, Revenue Bonds, Series B, 5.000%, due 08/01/44	$2,000,000	$2,148,148
		19,102,432
Michigan—0.7%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds, Series A-MI, 5.000%, due 12/01/25	1,615,000	1,649,835
Series A-MI, 5.000%, due 12/01/37	1,000,000	1,037,037
		2,686,872
Mississippi—1.3%
Mississippi Business Finance Corp, Chevron USA, Inc., Revenue Bonds, Series A, 4.900%, due 11/01/35[1]	2,000,000	2,000,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series B, 4.900%, due 11/01/35[1]	800,000	800,000
Series C, 4.750%, due 12/01/30[1]	935,000	935,000
Series C, 4.750%, due 12/01/30[1]	1,500,000	1,500,000
		5,235,000
New Jersey—4.1%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds, 3.900%, due 07/01/35[1]	4,010,000	4,010,000
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 06/15/30	2,000,000	2,181,692
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series BB, 5.000%, due 06/15/33	2,450,000	2,718,229
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds, Series A, 5.000%, due 06/15/38	2,000,000	2,224,802
New Jersey Turnpike Authority, Refunding, Revenue Bonds, Series G, 5.000%, due 01/01/35	2,095,000	2,203,197
New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000%, due 01/01/30	3,500,000	3,501,327
		16,839,247

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—22.0%
City of New York, GO Bonds, Series A, 5.000%, due 08/01/43	$4,320,000	$4,574,735
Series B-1, 5.000%, due 10/01/36	1,950,000	2,110,301
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,145,993
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,712,490
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,021,083
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds, Series BB-1, 5.000%, due 06/15/44	5,300,000	5,752,635
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds, Series EE, 5.000%, due 06/15/40	3,000,000	3,126,146
Series FF, 5.000%, due 06/15/39	2,195,000	2,314,827
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds, Series A-1, 5.000%, due 11/01/25	4,000,000	4,094,176
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A-2, 5.000%, due 08/01/38	3,000,000	3,110,507
Series A-2, 5.000%, due 08/01/39	1,445,000	1,496,164
Series E-4, 4.700%, due 02/01/45[1]	5,075,000	5,075,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Series F-1, 5.000%, due 02/01/46	11,050,000	12,100,328
New York State Dormitory Authority, Revenue Bonds, Series A, 5.000%, due 03/15/43	3,500,000	3,624,664
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/33	1,185,000	1,219,367
Series A, 5.000%, due 03/15/40	2,500,000	2,629,298
Series A, 5.000%, due 03/15/44	6,000,000	6,473,420
Series A, 5.000%, due 03/15/46	3,000,000	3,245,329
New York State Thruway Authority, Revenue Bonds, Series N-1, 5.000%, due 01/01/39	1,000,000	1,087,298
	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds, 5.000%, due 03/15/42	$4,145,000	$4,589,685
New York State Urban Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/41	3,420,000	3,658,511
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds, Series B, 5.000%, due 12/16/24	5,000,000	5,034,332
Series C, 5.000%, due 05/15/47	3,000,000	3,235,263
		90,431,552
North Carolina—1.7%
North Carolina Medical Care Commission, Vidant Health Obligated Group, Refunding, Revenue Bonds, 5.000%, due 06/01/31[2]	7,000,000	7,103,729
Ohio—1.3%
State of Ohio, Common Schools, Refunding, GO Bonds, Series B, 5.000%, due 09/15/27	5,000,000	5,291,128
Oregon—1.3%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds, Series A, 4.900%, due 08/01/34[1]	1,000,000	1,000,000
State of Oregon Department of Transportation, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/36	1,600,000	1,746,584
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000%, due 09/01/43[2]	2,500,000	2,644,020
		5,390,604
Pennsylvania—2.1%
City of Philadelphia, Refunding, GO Bonds, 5.000%, due 08/01/24	2,000,000	2,002,090
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds, Series B, 5.000%, due 12/01/46	2,000,000	2,105,182

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Pennsylvania Turnpike Commission, Revenue Bonds, Series A-1, 5.000%, due 12/01/46	$2,000,000	$2,022,006
Series A-2, 5.000%, due 12/01/36	2,220,000	2,374,305
		8,503,583
South Carolina—1.3%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds, Series A, 5.000%, due 11/01/38	1,865,000	2,093,118
Series A, 5.000%, due 11/01/39	1,250,000	1,398,214
South Carolina Public Service Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 12/01/24	1,515,000	1,523,947
Series A, 5.000%, due 12/01/24	485,000	487,081
		5,502,360
Texas—21.5%
Alamo Community College District, GO Bonds, 5.000%, due 08/15/24	1,440,000	1,442,372
Argyle Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 08/15/47	5,000,000	5,393,343
Austin Community College District, GO Bonds, 5.000%, due 08/01/30[2]	1,000,000	1,017,491
City of Irving, GO Bonds, 4.000%, due 09/15/38	1,430,000	1,475,531
Dallas Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 02/15/41	1,010,000	1,107,158
5.000%, due 02/15/48	2,000,000	2,149,175
Series A, 5.000%, due 02/15/25	1,000,000	1,009,990
Garland Independent School District, GO Bonds, (PSF-GTD), Series A, 5.000%, due 02/15/48	5,900,000	6,391,785
Garland Independent School District, Refunding, GO Bonds, (PSF-GTD), 5.000%, due 02/15/26	2,235,000	2,297,052
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 4.750%, due 12/01/59[1]	500,000	500,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-1, 4.750%, due 12/01/41[1]	19,600,000	19,600,000
	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Hutto Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 08/01/48	$1,875,000	$2,027,852
Midland Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 02/15/47	3,670,000	3,986,325
Northwest Independent School District, GO Bonds, (PSF-GTD), 5.000%, due 02/15/48	2,515,000	2,702,588
Permanent University Fund—University of Texas System, Texas State University System, Refunding, Revenue Bonds, Series B, 5.000%, due 07/01/37	25,000,000	28,906,747
Texas Water Development Board, State Revolving Fund, Revenue Bonds, 5.000%, due 08/01/41	1,295,000	1,421,625
Texas Water Development Board, State Water Implementation Revenue Fund for Texas, Revenue Bonds, Series A, 5.000%, due 10/15/37	5,000,000	5,710,017
Series A, 5.000%, due 10/15/38	1,085,000	1,229,104
		88,368,155
Washington—9.5%
County of King WA Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 07/01/47[2]	11,215,000	11,307,684
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/40	1,000,000	1,132,501
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (SCH BD GTY), 4.000%, due 12/01/27	4,205,000	4,317,961
State of Washington, GO Bonds, Series 2020-A, 5.000%, due 08/01/43	3,070,000	3,263,293
Series A, 5.000%, due 08/01/43	5,000,000	5,420,523
Series B, 5.000%, due 02/01/36	5,000,000	5,703,498
State of Washington, Refunding, GO Bonds, Series B, 5.000%, due 08/01/33	1,080,000	1,111,880
Series R-2016C, 5.000%, due 07/01/33	1,000,000	1,021,458
Series R-2024C, 5.000%, due 08/01/40	3,910,000	4,431,583

SMA Relationship Trust—Series M

Portfolio of investments—June 30, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Washington—(concluded)
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds, Series A, 5.000%, due 10/01/25	$1,435,000	$1,435,556
		39,145,937
Wisconsin—0.8%
State of Wisconsin, Refunding, Revenue Bonds, Series B, 5.000%, due 05/01/31[2]	1,500,000	1,546,720
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds, Series A, 4.900%, due 02/15/50[1]	1,600,000	1,600,000
		3,146,720
Total municipal bonds (cost—$413,440,408)		405,185,497
	Number of shares	Value
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 5.254%[3] (cost—$660,734)	660,734	$660,734
Total investments (cost—$414,101,142)—98.6%		405,846,231
Other assets in excess of liabilities—1.4%		5,591,401
Net assets—100.0%		$411,437,632

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$405,185,497	$—	$405,185,497
Short-term investments	—	660,734	—	660,734
Total	$—	$405,846,231	$—	$405,846,231

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3  Rate shown reflects yield at June 30, 2024.

Portfolio acronyms

COP  Certificate of Participation

GO  General Obligation

PSF-GTD  Permanent School Fund

SCH BD GTY  School Bond Guaranty

ST APPROP  State Appropriation

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of assets and liabilities
June 30, 2024 (unaudited)

Assets:
Investments, at value (cost—$414,101,142)	$405,846,231
Receivable for fund shares sold	1,010,467
Receivable for interest and dividends	4,685,006
Total assets	411,541,704
Liabilities:
Payable for fund shares redeemed	104,072
Net assets	$411,437,632
Net assets consist of:
Beneficial interest	$428,482,937
Distributable earnings (accumulated losses)	(17,045,305)
Net assets	$411,437,632
Shares outstanding	38,167,313
Net asset value, offering and redemption proceeds per share	$10.78

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of operations
For the six months ended June 30, 2024 (unaudited)

Investment income:
Interest	$5,512,828
Net realized and unrealized gains (loss) from investment activities
Net realized gain (loss) on investments	(3,496,970)
Net change in unrealized appreciation (depreciation) from investments	(1,747,491)
Net realized and unrealized gain (loss)	(5,244,461)
Net increase (decrease) in net assets resulting from operations	$268,367

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of changes in net assets

	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
From operations:
Net investment income (loss)	$5,512,828	$9,150,781
Net realized gain (loss)	(3,496,970)	(4,594,632)
Net change in unrealized appreciation (depreciation)	(1,747,491)	13,650,662
Net increase (decrease) in net assets resulting from operations	268,367	18,206,811
Total distributions	(5,514,694)	(9,172,827)
From beneficial interest transactions:
Proceeds from shares sold	74,746,839	103,354,769
Cost of shares redeemed	(18,247,296)	(131,883,326)
Shares issued on reinvestment of dividends and distributions	4,666	995
Net increase (decrease) in net assets from beneficial interest transactions	56,504,209	(28,527,562)
Net increase (decrease) in net assets	51,257,882	(19,493,578)
Net assets:
Beginning of period	360,179,750	379,673,328
End of period	$411,437,632	$360,179,750

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Financial highlights

The table below sets forth financial data for one unit of beneficial interest outstanding throughout each period presented.

	Six months ended June 30, 2024	Years ended December 31,
	(unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.93	$10.68	$11.66	$11.81	$11.57	$11.07
Net investment income (loss)[1]	0.15	0.27	0.19	0.18	0.26	0.28
Net realized and unrealized gain (loss)	(0.15)	0.25	(0.98)	(0.07)	0.39	0.56
Net increase (decrease) from operations	—	0.52	(0.79)	0.11	0.65	0.84
Dividends from net investment income	(0.15)	(0.27)	(0.19)	(0.18)	(0.26)	(0.28)
Distributions from net realized gains	—	—	—	(0.08)	(0.15)	(0.06)
Total dividends and distributions	(0.15)	(0.27)	(0.19)	(0.26)	(0.41)	(0.34)
Net asset value, end of period	$10.78	$10.93	$10.68	$11.66	$11.81	$11.57
Total investment return[2]	0.01%	5.00%	(6.76)%	0.96%	5.71%	7.66%
Ratios to average net assets:
Net investment income (loss)	2.83%[3]	2.55%	1.77%	1.55%	2.22%	2.47%
Supplemental data:
Net assets, end of period (000's)	$411,438	$360,180	$379,673	$377,417	$252,218	$253,468
Portfolio turnover[4]	18%	21%	21%	18%	29%	39%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  The calculation of the portfolio turnover rate excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Organization and significant accounting policies

SMA Relationship Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, (the "1940 Act"), currently offering one series.

The Trust has one series available for investment, Series M (the "Fund"). The Fund is classified as a non-diversified investment company for purposes of the 1940 Act. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income exempt from federal income tax. The Fund pursues its investment objective by investing primarily in municipal bonds.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), is the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, there have been no prior claims or losses pursuant to these contracts and the Fund expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's current shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, will not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments have a compliance date of July 24, 2024.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the specific identified cost method. Dividend income and expenses are recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

engaged the Equities, Fixed Income and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value with unobservable inputs involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund's Portfolio of investments.

Investments

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund's Portfolio of investments.

Investment advisory and administration fees and other transactions with affiliates

The Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS AM under which UBS AM serves as investment advisor and administrator of the Fund. Pursuant to the Advisory Contract, the Fund will not pay a fee to UBS AM for investment advisory services provided by UBS AM.

UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program.

The Fund may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended June 30, 2024, if any, have been included near the end of the Fund's Portfolio of investments.

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing of the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At June 30, 2024, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on prevailing rates in effect at the time of borrowing. The Advisor has agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized by the Fund. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended June 30, 2024, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended June 30, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $109,179,573 and $59,906,488, respectively. The calculation of the purchases and sales proceeds excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

Shares of beneficial interest

There is an unlimited number of shares of no par value beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

	Period Ended June 30, 2024	Year Ended December 31, 2023
Shares sold	6,891,384	9,641,351
Shares repurchased	(1,684,542)	(12,244,891)
Dividends reinvested	433	92
Net increase (decrease) in shares outstanding	5,207,275	(2,603,448)

SMA Relationship Trust—Series M

Notes to financial statements (unaudited)

Federal tax status

It is the Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Tax-exempt income	$8,989,917
Ordinary Income	182,910

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending December 31, 2024.

Aggregate cost for federal income tax purposes, including derivatives (if any), was $ 414,101,142; and net unrealized appreciation (depreciation), including derivatives (if any) consisted of:

Gross unrealized appreciation	$1,389,515
Gross unrealized depreciation	(9,644,426)
Net unrealized appreciation (depreciation)	(8,254,911)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At December 31, 2023, losses incurred that will be carried forward indefinitely are as follows:

Short-term losses	$(401,600)
Long-term losses	(4,889,958)
Net capital losses	(5,291,558)

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of June 30, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund's policy to record any significant foreign tax exposures in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended December 31, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Trustees

Adela Cepeda
Chairperson

Rodrigo Garcia

Muhammad Gigani

Abbie J. Smith

Investment Advisor and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or represen- tation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

©2024 UBS Asset Management (Americas) LLC All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019-6028

S331

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid by UBS Asset Management (Americas) LLC on behalf of SMA Relationship Trust—Series M:

(1) All board members and all members of any advisory board for regular compensation: $46,092

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

February 27, 2024 Meeting

At the meeting of the Board of Trustees (the "Board") of SMA Relationship Trust (the "Trust"), held on February 27, 2024 (the "February Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) Inc. (the "Advisor" or "UBS AM")) and its affiliates (together, the "Independent Trustees"), considered an amendment (the "Amendment") to the investment advisory agreement (the "Advisory Agreement") between the Trust and the Advisor for Series M (the "Fund").

At the February Meeting, the Advisor reported that the Board was being asked to approve the Amendment to the Advisory Agreement relating to the Fund to reflect the proposed reorganization of the Advisor from a Delaware corporation to a Delaware limited liability company (the "Reorganization"). The Advisor reported that in June 2023, UBS Group AG ("UBS") acquired Credit Suisse Group AG ("Credit Suisse") and that as part of the integration of Credit Suisse into UBS, UBS AM will merge or otherwise consolidate with Credit Suisse Asset Management, LLC ("CSAM"). To facilitate the consolidation of UBS AM and CSAM, the Advisor reported that it will effect the Reorganization through a change of its form of organization from a corporation to a limited liability company organized under the laws of the state of Delaware in a conversion pursuant to Delaware statute and to a change in its name to UBS Asset Management (Americas) LLC.

The Advisor represented, and the Board considered, that the Reorganization will involve no change to: (i) the investment processes and strategies employed in the management of the Fund's assets; (ii) the nature and level of services provided to the Fund; (iii) the individuals primarily responsible for the day-to-day management of Fund assets; or (iv) the trustees and officers of the Fund. The Advisor further reported that the personnel who primarily provide investment management services to the Fund pursuant to the Advisory Agreement prior to the Reorganization will continue to serve in such roles immediately after the Reorganization. It was noted that the Amendment contains no changes to the Advisory Agreement other than to reflect UBS AM's new name and form of organization resulting from the Reorganization, and all other provisions of the Advisory Agreement would remain in full force and effect, including that no investment advisory fee is charged under the Agreement. Accordingly, the Board considered the information provided in connection with its prior review of the renewal of the Advisory Agreement in considering the approval of the Amendment.

After full consideration of the information discussed above, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the approval of the Amendment to the Advisory Agreement for the Fund was in the interests of the Fund and its shareholders.

June 6-7, 2024 Meeting

At the meeting of the Board of Trustees (the "Board") of SMA Relationship Trust (the "Trust"), held on June 6 and 7, 2024 (the "Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) LLC (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreement (the "Advisory Agreement") between the Trust and the Advisor for Series M, a series of the Trust (the "Fund"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreement. The Independent Trustees met with their independent counsel, as well as an independent consultant engaged by the Board to assist in the annual Advisory Agreement review process, on May 28, 2024 and June 6, 2024 to discuss the materials provided to them in response to the information request, including materials prepared by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc. ("Broadridge Reports"), an independent statistical compilation company, providing comparative expense and performance information for the Fund. The Independent Trustees also reviewed information provided in response to their request for additional information from the Advisor in connection with the Advisory Agreement. The Board also made reference to information and material that had been provided to the Independent Trustees throughout the year at Board meetings.

At the Meeting, the Board considered a number of factors in connection with its deliberations concerning the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services provided by the Advisor to the Fund, the Board reviewed the material presented by the Advisor describing the various services provided to the Fund. The Board noted that in addition to investment management services, the Advisor provides the Fund with operational, legal, and compliance support. The Board also considered the scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Fund. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered that, effective May 1, 2024, the Advisor acquired Credit Suisse Asset Management, LLC. The Board considered that this transaction has increased the Advisor's asset management capabilities, expanded the Advisor's presence in key markets, and broadened the Advisor's product offerings. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for its clients, and noted that the Advisor had extensive global research capabilities.

The Board also evaluated the Advisor's portfolio management process for the Fund, including the use of risk management techniques and the proprietary technologies utilized to structure the Fund's portfolio. The Board noted that various presentations had been made by investment personnel at Board meetings throughout the year concerning the Fund's investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor and its affiliates provide to the Fund under other agreements with the Trust, including administration services provided by the Advisor and underwriting services provided by UBS Asset Management (US) Inc. In connection with the non-investment management services, the Board also considered the quarterly reports that the Advisor provides to the Board throughout the year pertaining to portfolio valuations, among other matters. The Board noted management's continuing endeavors and expenditures to address areas of heightened concern in the mutual fund industry and comply with new regulations applicable to the Fund, such as business continuity testing following Russia's invasion of Ukraine, compliance with the SEC's new "tailored shareholder report" requirements, proxy vote reporting and the Rule 35d-1 (names rule) amendments. After analyzing the services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent, and quality of services provided to the Fund were consistent with the operational requirements of the Fund, and met the needs of the Fund's shareholders.

Performance. In evaluating the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its peer universe over various time periods. The Board also reviewed the memoranda provided by the Advisor providing an analysis of the markets and the Fund's performance during the past year. In reviewing the Broadridge Reports, the Board noted that Series M had appeared in the fourth performance quintile and had annualized total return below the median of its peer universe for the one-year performance period ended February 29, 2024. The Advisor explained the performance of the Fund for the one-year performance period ended February 29, 2024, noting that the Fund's shorter effective duration contributed to its underperformance compared to its peers. The Advisor also noted that while the Fund's performance was below the performance universe median for the one-year period, the Fund was in the 2nd quintile of the performance universe for the three-year period ended February 29, 2024, and the 1st quintile of the performance universe for both the five-year period and ten-year period ended February 29, 2024.

The Board determined, after analyzing the performance data, that the performance of the Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of the Fund, the expectations of the shareholder base and the current market environment.

Costs and expenses. The Board noted that the Fund does not pay advisory fees to the Advisor under the Advisory Agreement and that the Advisor assumes all the ordinary operating expenses for the Fund.

Profitability. In considering the profitability of the Fund to the Advisor and its affiliates, the Board noted that neither the Advisor nor its affiliates receive any compensation for providing advisory or administrative services to the Fund. The Board also considered "fall-out" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Fund; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Fund, including the investment by wrap fee clients in the Fund as a means to deliver certain investment styles. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to the Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

Economies of scale. The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund because the Fund was not charged an advisory fee under its Advisory Agreement.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of SMA Relationship Trust, at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is not applicable to this filing of Form N-CSR for a semiannual report.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is not applicable to this filing of Form N-CSR for a semiannual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 9, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	September 9, 2024